RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.
RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group, with which the Group entered into transactions during the years ended December 31, 2020, 2021 and December 31, 2022:

Name of related parties	Relationship with The Group
Microcredit Company (Chongqing) Ltd. (“Massnet Microcredit”)	Affiliate enterprise
Shanghai Jiayin Finance Services Co., Ltd. (“Shanghai Jiayin”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Jiayin (Shanghai) Finance Information Service Co., Ltd. (“Jiayin (Shanghai)”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Shanghai Jiayin Zhuoyue Wealth Management Co., Ltd. (“Jiayin Zhuoyue”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Kailiantong Payment Service Co., Ltd. (“Kailiantong”)	Entity influenced by Mr. Yan the Founder and Chairman of the Group
GAYANG (Hongkong) Co., Ltd. (“GAYANG”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Jiayin Financial Leasing (Shanghai) Co., Ltd. (“Jiayin Financial Leasing”)	Entity controlled by Mr. Yan, the Founder and Chairman of the Group
Aguila Information, S.A.P.I. de C.V. (“Aguila Information”)	Subsidiary of Company’s equity investee
Limahui Technology Co. Ltd. (“Limahui”)	Entity influenced by Mr. Guanglin Zhang, the director of the Group
Subsidiary shareholder	The minority shareholders of the subsidiaries of the Group
Subsidiary director	The director of the subsidiary of the Group

17.
RELATED PARTY TRANSACTIONS - continued

The Group entered into the following transactions with its related parties:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Services provided by related parties:
Jiayin Zhuoyue (1)	55,207	77,048	122,946
Jiayin (Shanghai) (1)	9,004	—	—
Shanghai Jiayin (2)	5,845	—	12,474
Limahui (3)	425	—	—
Total	70,481	77,048	135,420
Services provided to related parties
Aguila Information (4)	—	34,619	6,567
Kailiantong (5)	6,209	—	—
Total	6,209	34,619	6,567

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loans to related parties:
Jiayin Financial Leasing (6)	—	70,000	—
Massnet Microcredit (7)	—	54,000	—
Shanghai Jiayin (8)	—	47,840	35,000
GAYANG (9)	—	31,306	17,243
Aguila Information (10)	—	—	4,173
Subsidiary shareholder (8)	463	—	—
Subsidiary director (11)	79	—	—
Total	542	203,146	56,416
Loans from related parties
Shanghai Jiayin (8)	—	15,000	—
Subsidiary shareholder (12)	3,113	—	—
Total	3,113	15,000	—

17.
RELATED PARTY TRANSACTIONS - continued
(1)
Jiayin Zhuoyue refers investors to the Group and charged referral service fees. Jiayin (Shanghai) referred borrowers to the Group and charged referral service fees, and was no longer our related party since August 2020 due to the change of shareholder.
(2)
Shanghai Jiayin rented office space to the Group and charged other related service fee, which is calculated dependent on its usage of the underlying office space. In April 2022, the Group entered into a sublease agreement with Shanghai Jiayin for Shanghai Jiayin and its affiliated companies' working areas located in the same building as the Group's principal executive offices. The lease period was 12 months and was extended to another year automatically. The Group rented 2,916 square foot from Shanghai Jiayin for the period before August 2022, and 2,400 square foot for the period starting from August 2022. As of December 31, 2022, the Group recognized RMB5,679 right of use assets and RMB6,600 lease liabilities, respectively.
(3)
Limahui primarily provided internet catering service for employees of the Group and charged corresponding service fees. Mr. Guanglin Zhang has significant influence over Limahui in the first three quarters of 2020.
(4)
The Group provides business and operational support services to Aguila Information and charged corresponding service fees. On January 5, 2021, Aguila Information was deconsolidated by the Group and deemed as our related party (see Note 8).
(5)
The Group provided referral service to Kailiantong and charged loan facilitation fees. Our Founder, Mr. Dinggui Yan, partially disposed of his investment over China Smartpay in September 2020, and therefore Mr. Dinggui Yan lost the significant influence over China Smartpay thereafter. As Kailiantong was wholly owned by China Smartpay, Kailiantong was no longer deemed as our related party as of October 2020.
(6)
The amounts represent non-interest bearing loans to related parties in 2021 for the daily operation, which were fully collected in 2021.
(7)
The Group provided non-interest bearing loan of RMB54 million to Massnet Microcredit, which was fully collected in May, 2021.
(8)
The amount represents loans which are non-interest bearing, unsecured, and due on demand, and were fully collected as of December 31, 2021 and 2022.
(9)
The amount represents loans to GAYANG in 2021 and 2022. In 2021, the loans comprise non-interest bearing loan of RMB20,664 and interest bearing loan with principal of RMB10,642 and fixed annual interest rate of 8%. In 2021, RMB11,471 of non-interest bearing loan has been collected and RMB171 interest has been accrued. In 2022, the amount represents interest bearing loan with principal of RMB17,243 and fixed interest rate of 8% after a three-months free of interest duration. In 2022, RMB9,193 of non-interest bearing loan and RMB1,408 of interest bearing loan has been collected and RMB638 interest has been accrued.
(10)
The amount represents non-interest bearing loans to Aguila Information in 2022, which were fully collected as of December 31, 2022.
(11)
The amount represents loans to the minority director of the subsidiary PT. Jayindo Fintek Pratama since November 2020 with principal of RMB79 and annual interest rate of 6%.
(12)
The amount represents loans from minority shareholders of Aguila Information in 2020. As the Aguila Information was deconsolidated by the Group in 2021, its minority shareholders were no longer deemed as our related parties.
17.
RELATED PARTY TRANSACTIONS - continued

The following table present amounts due from and due to related parties as of December 31, 2020 and 2021:

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties
Subsidiary shareholder	4	7
Aguila Information	16,507	—
GAYANG	20,006	17,243
Shanghai Jiayin	500	500
Total	37,017	17,750
Amounts due to related parties
Jiayin Zhuoyue	4,485	408
Shanghai Jiayin	—	158
Total	4,485	566

Amounts due from related parties primarily consist of loans to related parties and service fees receivable from related parties. As of December 31, 2021, the Group accrued credit losses of RMB16,114 for outstanding receivables from Aguila Information based on subsequent collection analysis. Such credit loss is included in allowance for uncollectible receivables, contract assets, loans receivable and others for the year ended December 31, 2021. As of December 31, 2022, the Group accrued credit losses of RMB10,043 for outstanding receivables from GAYANG based on subsequent collection analysis and reversed credit losses of RMB3,905 for outstanding receivables from Aguila Information based on the collection in 2022. Such credit loss is included in allowance for uncollectible receivables, contract assets, loans receivable and others for the year ended December 31, 2022.

Amounts due to related parties primarily consist of the amount of service fees payable to related parties from related parties.